DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 416,434	$ 364,044	$ 321,262	$ 428,292
Total current assets of discontinued operations	495,072	486,115
Non-current assets
Total non-current assets of discontinued operations	1,336,529	1,351,469
Current liabilities
Total current liabilities of discontinued operations	231,661	256,927
Non-current liabilities
Total non-current liabilities of discontinued operations	536,257	553,050
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Angi
Current assets
Cash and cash equivalents	416,434	364,044
Accounts receivable, net	36,670	51,100
Other current assets	41,968	70,971
Total current assets of discontinued operations	495,072	486,115
Non-current assets
Capitalized software, leasehold improvements and equipment, net	79,564	109,527
Goodwill	883,776	886,383
Intangible assets, net	167,662	170,773
Deferred income taxes	169,616	130,944
Other non-current assets	35,911	53,842
Total non-current assets of discontinued operations	1,336,529	1,351,469
Current liabilities
Accounts payable, trade	18,319	29,467
Deferred revenue	42,008	49,859
Accrued expenses and other current liabilities	171,334	177,601
Total current liabilities of discontinued operations	231,661	256,927
Non-current liabilities
Long-term debt, net	496,840	496,047
Deferred income taxes	1,500	2,739
Other non-current liabilities	37,917	54,264
Total non-current liabilities of discontinued operations	$ 536,257	$ 553,050